Accumulated Other Comprehensive Income (Details Narrative) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Equity [Abstract]
Realized gain on investing activities	€ 0.2
Unrealized gain on marketable securities	€ 0.1